Noncontrolling interests (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 property	Dec. 31, 2010
Noncontrolling interests
Number of properties owned	173
Redeemable noncontrolling interest balances	$ 16,034	$ 15,920
Remaining noncontrolling interests	42,558	41,583
Noncontrolling Interests
Noncontrolling interests
Number of properties owned	7
Number of development parcels owned	3
Redeemable noncontrolling interest balances	16,000	15,900
Remaining noncontrolling interests	$ 42,558	$ 41,583